Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ (84,084,209)	₺ (88,737,385)
USD | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.90%	3.20%
Carrying amount	₺ (5,334,924)	₺ (7,637,455)
EUR | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	2.10%	2.20%
Carrying amount	₺ (25,815,920)	₺ (22,530,691)